Schwab Capital Trust
Schwab Target 2010 Index Fund

Portfolio Holdings as of June 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/23	BALANCE OF SHARES HELD AT 6/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 26.0%
Large-Cap 24.6%
Schwab U.S. Large-Cap ETF	$10,875,269	$844,401	($1,510,929)	$170,912	$680,315	$11,059,968	211,189	$41,970
Small-Cap 1.4%
Schwab U.S. Small-Cap ETF	629,914	120,535	(139,291)	(85)	27,662	638,735	14,583	2,358
						11,698,703

International Stocks 7.9%
Developed Markets 7.9%
Schwab International Equity ETF	3,452,021	343,832	(345,206)	27,358	57,905	3,535,910	99,184	39,665

Real Estate 2.6%
U.S. REITs 2.6%
Schwab U.S. REIT ETF	1,135,505	88,536	(52,572)	(13,461)	16,136	1,174,144	60,120	11,188

Fixed Income 58.9%
Inflation-Protected Bond 6.4%
Schwab U.S. TIPS ETF	2,801,176	313,993	(192,337)	(28,884)	(31,532)	2,862,416	54,595	21,718
Intermediate-Term Bond 45.7%
Schwab U.S. Aggregate Bond ETF	20,081,514	2,231,147	(1,443,300)	(257,197)	(57,531)	20,554,633	445,291	151,657
Treasury Bond 6.8%
Schwab Short-Term U.S. Treasury ETF	2,988,583	340,561	(222,821)	(9,808)	(33,988)	3,062,527	63,723	26,194
						26,479,576

Money Market Funds 3.9%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.10% (b)	1,733,920	21,574	—	—	174	1,755,668	1,755,317	21,721
Total Affiliated Underlying Funds (Cost $41,334,385)	$43,697,902	$4,304,579	($3,906,456 )	($111,165 )	$659,141	$44,644,001		$316,471
Total Investments in Securities (Cost $41,334,385)						$44,644,001

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Schwab Target 2010 Index Fund
Portfolio Holdings (Unaudited) continued

At June 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2015 Index Fund

Portfolio Holdings as of June 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/23	BALANCE OF SHARES HELD AT 6/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 28.4%
Large-Cap 26.8%
Schwab U.S. Large-Cap ETF	$15,417,792	$746,951	($1,731,294)	$325,783	$892,956	$15,652,188	298,877	$59,228
Small-Cap 1.6%
Schwab U.S. Small-Cap ETF	931,475	61,580	(93,400)	1,498	40,810	941,963	21,506	3,442
						16,594,151

International Stocks 9.0%
Developed Markets 9.0%
Schwab International Equity ETF	5,152,627	484,826	(500,063)	28,494	96,270	5,262,154	147,606	58,845

Real Estate 2.9%
U.S. REITs 2.9%
Schwab U.S. REIT ETF	1,632,521	158,329	(128,858)	(23,182)	26,415	1,665,225	85,265	16,171

Fixed Income 55.6%
Inflation-Protected Bond 6.0%
Schwab U.S. TIPS ETF	3,414,689	239,657	(84,746)	(5,386)	(69,440)	3,494,774	66,656	26,749
Intermediate-Term Bond 43.2%
Schwab U.S. Aggregate Bond ETF	24,724,056	1,808,883	(909,037)	(138,490)	(253,987)	25,231,425	546,608	188,021
Treasury Bond 6.4%
Schwab Short-Term U.S. Treasury ETF	3,643,393	300,779	(169,720)	(4,932)	(49,147)	3,720,373	77,411	32,181
						32,446,572

Money Market Funds 3.5%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.10% (b)	2,041,417	25,400	—	—	205	2,067,022	2,066,608	25,573
Total Affiliated Underlying Funds (Cost $52,360,225)	$56,957,970	$3,826,405	($3,617,118 )	$183,785	$684,082	$58,035,124		$410,210
Total Investments in Securities (Cost $52,360,225)						$58,035,124

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Schwab Target 2015 Index Fund
Portfolio Holdings (Unaudited) continued

At June 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2020 Index Fund

Portfolio Holdings as of June 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/23	BALANCE OF SHARES HELD AT 6/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 29.9%
Large-Cap 28.2%
Schwab U.S. Large-Cap ETF	$70,611,203	$1,522,475	($6,984,413)	$733,425	$4,919,141	$70,801,831	1,351,954	$267,182
Small-Cap 1.7%
Schwab U.S. Small-Cap ETF	4,385,543	252,253	(456,357)	11,107	187,016	4,379,562	99,990	16,106
						75,181,393

International Stocks 9.9%
Developed Markets 9.9%
Schwab International Equity ETF	24,746,384	1,648,132	(2,058,963)	85,387	538,659	24,959,599	700,129	278,072

Real Estate 3.1%
U.S. REITs 3.1%
Schwab U.S. REIT ETF	7,573,780	375,532	(339,988)	(83,998)	103,834	7,629,160	390,638	73,563

Fixed Income 53.3%
Inflation-Protected Bond 5.7%
Schwab U.S. TIPS ETF	14,247,608	592,767	(125,427)	(21,308)	(292,272)	14,401,368	274,678	112,551
Intermediate-Term Bond 41.6%
Schwab U.S. Aggregate Bond ETF	103,698,496	5,255,912	(2,781,148)	(582,291)	(1,073,928)	104,517,041	2,264,234	795,322
Treasury Bond 6.0%
Schwab Short-Term U.S. Treasury ETF	14,934,326	1,008,251	(571,573)	(26,934)	(197,336)	15,146,734	315,163	133,653
						134,065,143

Money Market Funds 3.3%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.10% (b)	7,071,391	1,188,293	—	—	710	8,260,394	8,258,743	91,654
Total Affiliated Underlying Funds (Cost $229,803,213)	$247,268,731	$11,843,615	($13,317,869 )	$115,388	$4,185,824	$250,095,689		$1,768,103
Total Investments in Securities (Cost $229,803,213)						$250,095,689

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Schwab Target 2020 Index Fund
Portfolio Holdings (Unaudited) continued

At June 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2025 Index Fund

Portfolio Holdings as of June 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/23	BALANCE OF SHARES HELD AT 6/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 33.9%
Large-Cap 31.7%
Schwab U.S. Large-Cap ETF	$152,005,434	$4,197,399	($10,767,992)	$894,575	$11,468,045	$157,797,461	3,013,127	$590,001
Small-Cap 2.2%
Schwab U.S. Small-Cap ETF	10,322,034	452,606	(578,757)	16,896	459,485	10,672,264	243,659	38,454
						168,469,725

International Stocks 13.0%
Developed Markets 11.9%
Schwab International Equity ETF	56,820,605	3,544,897	(2,592,493)	48,678	1,374,746	59,196,433	1,660,489	656,919
Emerging Markets 1.1%
Schwab Emerging Markets Equity ETF	5,419,999	247,931	—	—	16,255	5,684,185	230,783	29,379
						64,880,618

Real Estate 3.6%
U.S. REITs 3.6%
Schwab U.S. REIT ETF	17,045,574	1,323,335	(646,484)	(158,713)	213,334	17,777,046	910,243	170,164

Fixed Income 46.3%
Inflation-Protected Bond 3.9%
Schwab U.S. TIPS ETF	18,689,143	1,122,243	—	—	(415,904)	19,395,482	369,931	148,447
Intermediate-Term Bond 38.1%
Schwab U.S. Aggregate Bond ETF	181,560,370	12,366,258	(1,541,743)	(329,189)	(2,616,625)	189,439,071	4,103,966	1,400,331
Treasury Bond 4.3%
Schwab Short-Term U.S. Treasury ETF	20,393,244	1,551,474	(306,106)	(18,754)	(290,301)	21,329,557	443,811	182,613
						230,164,110

Money Market Funds 2.5%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.10% (b)	10,991,065	1,637,176	—	—	1,104	12,629,345	12,626,820	141,872
Total Affiliated Underlying Funds (Cost $451,563,591)	$473,247,468	$26,443,319	($16,433,575 )	$453,493	$10,210,139	$493,920,844		$3,358,180
Total Investments in Securities (Cost $451,563,591)						$493,920,844

Schwab Target 2025 Index Fund
Portfolio Holdings (Unaudited) continued

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At June 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2030 Index Fund

Portfolio Holdings as of June 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/23	BALANCE OF SHARES HELD AT 6/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 41.4%
Large-Cap 38.4%
Schwab U.S. Large-Cap ETF	$310,299,790	$8,077,432	($15,163,001)	($169,116)	$25,738,783	$328,783,888	6,278,096	$1,221,244
Small-Cap 3.0%
Schwab U.S. Small-Cap ETF	24,281,579	1,663,627	(1,474,832)	(201,574)	1,355,032	25,623,832	585,019	92,619
						354,407,720

International Stocks 17.7%
Developed Markets 15.4%
Schwab International Equity ETF	122,994,893	8,426,499	(3,446,116)	(170,667)	3,284,790	131,089,399	3,677,122	1,440,181
Emerging Markets 2.3%
Schwab Emerging Markets Equity ETF	18,308,667	1,352,946	—	—	100,539	19,762,152	802,361	102,140
						150,851,551

Real Estate 4.5%
U.S. REITs 4.5%
Schwab U.S. REIT ETF	36,139,721	2,037,117	—	—	125,339	38,302,177	1,961,197	364,979

Fixed Income 34.0%
Inflation-Protected Bond 1.3%
Schwab U.S. TIPS ETF	10,449,929	783,049	—	—	(229,966)	11,003,012	209,861	82,551
Intermediate-Term Bond 30.7%
Schwab U.S. Aggregate Bond ETF	247,065,354	20,695,351	(610,477)	(133,733)	(3,914,604)	263,101,891	5,699,781	1,920,752
Treasury Bond 2.0%
Schwab Short-Term U.S. Treasury ETF	15,829,720	1,232,592	—	—	(241,216)	16,821,096	350,002	142,568
						290,925,999

Money Market Funds 1.8%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.10% (b)	11,766,812	3,847,444	—	—	1,182	15,615,438	15,612,315	157,730
Total Affiliated Underlying Funds (Cost $771,435,221)	$797,136,465	$48,116,057	($20,694,426 )	($675,090 )	$26,219,879	$850,102,885		$5,524,764
Total Investments in Securities (Cost $771,435,221)						$850,102,885

Schwab Target 2030 Index Fund
Portfolio Holdings (Unaudited) continued

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At June 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2035 Index Fund

Portfolio Holdings as of June 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/23	BALANCE OF SHARES HELD AT 6/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 46.8%
Large-Cap 43.0%
Schwab U.S. Large-Cap ETF	$225,386,787	$13,034,857	($9,460,553)	($260,324)	$19,192,837	$247,893,604	4,733,504	$912,878
Small-Cap 3.8%
Schwab U.S. Small-Cap ETF	19,928,155	1,852,759	(925,810)	(97,228)	1,070,599	21,828,475	498,367	77,770
						269,722,079

International Stocks 21.2%
Developed Markets 17.9%
Schwab International Equity ETF	93,527,714	9,256,819	(1,700,876)	(105,228)	2,483,718	103,462,147	2,902,164	1,127,544
Emerging Markets 3.3%
Schwab Emerging Markets Equity ETF	17,165,962	1,557,612	—	—	88,795	18,812,369	763,799	97,232
						122,274,516

Real Estate 5.2%
U.S. REITs 5.2%
Schwab U.S. REIT ETF	27,039,246	2,764,503	—	—	103,126	29,906,875	1,531,330	280,547

Fixed Income 25.0%
Intermediate-Term Bond 24.1%
Schwab U.S. Aggregate Bond ETF	125,605,418	15,546,341	(241,757)	(51,682)	(2,022,703)	138,835,617	3,007,704	985,263
Treasury Bond 0.9%
Schwab Short-Term U.S. Treasury ETF	4,864,168	548,554	—	—	(76,909)	5,335,813	111,024	44,796
						144,171,430

Money Market Funds 1.3%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.10% (b)	3,573,719	3,745,501	—	—	359	7,319,579	7,318,115	55,095
Total Affiliated Underlying Funds (Cost $513,184,523)	$517,091,169	$48,306,946	($12,328,996 )	($514,462 )	$20,839,822	$573,394,479		$3,581,125
Total Investments in Securities (Cost $513,184,523)						$573,394,479

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Schwab Target 2035 Index Fund
Portfolio Holdings (Unaudited) continued

At June 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2040 Index Fund

Portfolio Holdings as of June 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/23	BALANCE OF SHARES HELD AT 6/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 50.9%
Large-Cap 46.3%
Schwab U.S. Large-Cap ETF	$306,080,571	$11,533,449	($10,553,297)	($532,411)	$25,993,275	$332,521,587	6,349,467	$1,222,723
Small-Cap 4.6%
Schwab U.S. Small-Cap ETF	30,718,715	2,460,678	(1,431,127)	(217,604)	1,704,953	33,235,615	758,804	118,485
						365,757,202

International Stocks 24.3%
Developed Markets 20.0%
Schwab International Equity ETF	131,714,207	10,912,482	(2,027,580)	(165,984)	3,490,203	143,923,328	4,037,120	1,566,697
Emerging Markets 4.3%
Schwab Emerging Markets Equity ETF	28,026,679	2,258,159	—	—	150,404	30,435,242	1,235,698	157,304
						174,358,570

Real Estate 5.7%
U.S. REITs 5.7%
Schwab U.S. REIT ETF	37,711,050	3,306,358	—	—	125,798	41,143,206	2,106,667	387,171

Fixed Income 17.7%
Intermediate-Term Bond 17.2%
Schwab U.S. Aggregate Bond ETF	113,393,854	12,035,496	—	—	(1,864,246)	123,565,104	2,676,887	884,075
Treasury Bond 0.5%
Schwab Short-Term U.S. Treasury ETF	3,369,389	356,628	—	—	(51,061)	3,674,956	76,466	29,992
						127,240,060

Money Market Funds 0.8%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.10% (b)	2,425,402	3,531,157	—	—	244	5,956,803	5,955,612	40,152
Total Affiliated Underlying Funds (Cost $631,417,237)	$653,439,867	$46,394,407	($14,012,004 )	($915,999 )	$29,549,570	$714,455,841		$4,406,599
Total Investments in Securities (Cost $631,417,237)						$714,455,841

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Schwab Target 2040 Index Fund
Portfolio Holdings (Unaudited) continued

At June 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2045 Index Fund

Portfolio Holdings as of June 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/23	BALANCE OF SHARES HELD AT 6/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 54.2%
Large-Cap 48.8%
Schwab U.S. Large-Cap ETF	$200,463,709	$12,756,098	($7,133,517)	($284,782)	$17,128,574	$222,930,082	4,256,828	$816,002
Small-Cap 5.4%
Schwab U.S. Small-Cap ETF	22,362,024	2,144,800	(840,940)	(130,894)	1,233,385	24,768,375	565,488	87,528
						247,698,457

International Stocks 27.0%
Developed Markets 21.8%
Schwab International Equity ETF	89,144,689	9,628,826	(1,305,635)	(107,815)	2,353,912	99,713,977	2,797,026	1,080,521
Emerging Markets 5.2%
Schwab Emerging Markets Equity ETF	21,431,510	2,416,845	—	—	107,054	23,955,409	972,611	122,547
						123,669,386

Real Estate 6.2%
U.S. REITs 6.2%
Schwab U.S. REIT ETF	25,323,343	2,865,065	—	—	89,958	28,278,366	1,447,945	264,985

Fixed Income 11.6%
Intermediate-Term Bond 11.1%
Schwab U.S. Aggregate Bond ETF	45,646,104	6,124,129	—	—	(760,340)	51,009,893	1,105,067	358,658
Treasury Bond 0.5%
Schwab Short-Term U.S. Treasury ETF	1,972,775	210,832	—	—	(32,490)	2,151,117	44,759	18,764
						53,161,010

Money Market Funds 0.4%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.10% (b)	47,182	1,801,090	—	—	5	1,848,277	1,847,908	5,615
Total Affiliated Underlying Funds (Cost $398,525,861)	$406,391,336	$37,947,685	($9,280,092 )	($523,491 )	$20,120,058	$454,655,496		$2,754,620
Total Investments in Securities (Cost $398,525,861)						$454,655,496

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Schwab Target 2045 Index Fund
Portfolio Holdings (Unaudited) continued

At June 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2050 Index Fund

Portfolio Holdings as of June 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/23	BALANCE OF SHARES HELD AT 6/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 56.0%
Large-Cap 50.0%
Schwab U.S. Large-Cap ETF	$256,511,189	$16,091,337	($7,623,723)	($493,817)	$22,287,111	$286,772,097	5,475,885	$1,044,587
Small-Cap 6.0%
Schwab U.S. Small-Cap ETF	30,732,090	3,213,114	(1,272,599)	(204,945)	1,749,645	34,217,305	781,217	120,315
						320,989,402

International Stocks 28.9%
Developed Markets 23.0%
Schwab International Equity ETF	116,854,189	13,365,402	(1,615,786)	(168,568)	3,169,448	131,604,685	3,691,576	1,416,709
Emerging Markets 5.9%
Schwab Emerging Markets Equity ETF	30,483,755	3,369,975	—	—	187,442	34,041,172	1,382,102	174,356
						165,645,857

Real Estate 6.5%
U.S. REITs 6.5%
Schwab U.S. REIT ETF	33,008,313	3,921,509	—	—	127,201	37,057,023	1,897,441	344,938

Fixed Income 7.9%
Intermediate-Term Bond 7.9%
Schwab U.S. Aggregate Bond ETF	40,010,336	5,616,474	—	—	(673,848)	44,952,962	973,851	315,851

Money Market Funds 0.2%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.10% (b)	64,561	951,069	—	—	6	1,015,636	1,015,434	3,460
Total Affiliated Underlying Funds (Cost $503,821,807)	$507,664,433	$46,528,880	($10,512,108 )	($867,330 )	$26,847,005	$569,660,880		$3,420,216
Total Investments in Securities (Cost $503,821,807)						$569,660,880

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
At June 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2055 Index Fund

Portfolio Holdings as of June 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/23	BALANCE OF SHARES HELD AT 6/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 57.1%
Large-Cap 50.8%
Schwab U.S. Large-Cap ETF	$170,893,725	$11,501,670	($4,662,701)	($320,374)	$14,853,661	$192,265,981	3,671,300	$698,511
Small-Cap 6.3%
Schwab U.S. Small-Cap ETF	21,289,832	2,229,333	(725,242)	(120,557)	1,180,815	23,854,181	544,616	83,269
						216,120,162

International Stocks 30.1%
Developed Markets 23.6%
Schwab International Equity ETF	78,963,183	9,565,073	(1,181,968)	(118,776)	2,130,924	89,358,436	2,506,548	962,075
Emerging Markets 6.5%
Schwab Emerging Markets Equity ETF	21,563,624	2,661,998	—	—	125,788	24,351,410	988,689	123,627
						113,709,846

Real Estate 6.6%
U.S. REITs 6.6%
Schwab U.S. REIT ETF	22,231,521	2,793,801	—	—	88,872	25,114,194	1,285,929	233,164

Fixed Income 5.7%
Intermediate-Term Bond 5.7%
Schwab U.S. Aggregate Bond ETF	19,030,496	2,792,477	—	—	(316,983)	21,505,990	465,901	150,057

Money Market Funds 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.10% (b)	68,422	851	—	—	7	69,280	69,266	857
Total Affiliated Underlying Funds (Cost $335,265,137)	$334,040,803	$31,545,203	($6,569,911 )	($559,707 )	$18,063,084	$376,519,472		$2,251,560
Total Investments in Securities (Cost $335,265,137)						$376,519,472

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
At June 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2060 Index Fund

Portfolio Holdings as of June 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/23	BALANCE OF SHARES HELD AT 6/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 58.0%
Large-Cap 51.4%
Schwab U.S. Large-Cap ETF	$206,281,943	$12,529,456	($5,617,544)	($462,945)	$17,991,619	$230,722,529	4,405,624	$837,788
Small-Cap 6.6%
Schwab U.S. Small-Cap ETF	26,553,011	2,621,617	(930,758)	(159,771)	1,492,552	29,576,651	675,266	104,269
						260,299,180

International Stocks 31.0%
Developed Markets 24.2%
Schwab International Equity ETF	96,502,384	10,993,489	(1,396,017)	(145,991)	2,614,039	108,567,904	3,045,383	1,165,990
Emerging Markets 6.8%
Schwab Emerging Markets Equity ETF	27,309,223	3,240,277	—	—	152,878	30,702,378	1,246,544	155,884
						139,270,282

Real Estate 6.8%
U.S. REITs 6.8%
Schwab U.S. REIT ETF	27,090,648	3,228,083	—	—	105,142	30,423,873	1,557,802	283,975

Fixed Income 3.7%
Intermediate-Term Bond 3.7%
Schwab U.S. Aggregate Bond ETF	14,784,672	2,079,806	—	—	(248,032)	16,616,446	359,975	116,602
Total Affiliated Underlying Funds (Cost $397,822,153)	$398,521,881	$34,692,728	($7,944,319 )	($768,707 )	$22,108,198	$446,609,781		$2,664,508
Total Investments in Securities (Cost $397,822,153)						$446,609,781

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
At June 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2065 Index Fund

Portfolio Holdings as of June 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/23	BALANCE OF SHARES HELD AT 6/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 58.5%
Large-Cap 51.7%
Schwab U.S. Large-Cap ETF	$25,053,193	$4,048,631	($1,086,758)	($114,784)	$2,357,061	$30,257,343	577,761	$109,310
Small-Cap 6.8%
Schwab U.S. Small-Cap ETF	3,287,606	687,143	(197,240)	(39,760)	216,121	3,953,870	90,271	13,789
						34,211,213

International Stocks 31.6%
Developed Markets 24.5%
Schwab International Equity ETF	11,808,719	2,541,243	(309,965)	(36,663)	340,978	14,344,312	402,365	153,389
Emerging Markets 7.1%
Schwab Emerging Markets Equity ETF	3,415,072	817,441	(107,907)	(32,358)	53,351	4,145,599	168,315	20,927
						18,489,911

Real Estate 6.8%
U.S. REITs 6.8%
Schwab U.S. REIT ETF	3,309,169	745,281	(56,668)	(13,361)	28,350	4,012,771	205,467	37,047

Fixed Income 2.5%
Intermediate-Term Bond 2.5%
Schwab U.S. Aggregate Bond ETF	1,189,731	294,117	—	—	(21,315)	1,462,533	31,684	9,783
Total Affiliated Underlying Funds (Cost $56,685,086)	$48,063,490	$9,133,856	($1,758,538 )	($236,926 )	$2,974,546	$58,176,428		$344,245
Total Investments in Securities (Cost $56,685,086)						$58,176,428

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
At June 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
• Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs). Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87628JUN23